CONSOLIDATED STATEMENTS OF CHANGES IN SHAREHOLDERS' EQUITY - USD ($)	Common Stock	Additional Paid-in Capital	Statutory Reserve	Retained Earnings (Accumulated Deficit)	Accumulated Other Comprehensive (loss) income	Total
Balance at Dec. 31, 2016	$ 13,333	$ 783,207	$ 74,956	$ 661,612	$ (106,276)	$ 1,426,832
Balance, Shares at Dec. 31, 2016	13,333,334
Net income (loss)	$ 0	0	0	(745,660)	0	(745,660)
Foreign currency translation loss	0	0	0	0	65,254	65,254
Balance at Dec. 31, 2017	$ 13,333	783,207	74,956	(84,048)	(41,022)	746,426
Balance, shares at Dec. 31, 2017	13,333,334
Issuance of ordinary shares	$ 1,000	78,094	0	0	0	79,094
Issuance of ordinary shares (in shares)	1,000,000
Net income (loss)	$ 0	0	0	(61,924)	0	(61,924)
Statutory reserves						0
Foreign currency translation loss	0	0	0	0	(35,876)	(35,876)
Balance at Dec. 31, 2018	$ 14,333	861,301	74,956	(145,972)	(76,898)	$ 727,720
Balance, shares at Dec. 31, 2018	14,333,334
Issuance of ordinary shares (in shares)						1,000,000
Net income (loss)	$ 0	0	0	946,535	0	$ 946,535
Statutory reserves	0	0	79,495	(79,495)	0	79,495
Foreign currency translation loss	0	0	0	0	(21,436)	(21,436)
Balance at Dec. 31, 2019	$ 14,333	$ 861,301	$ 154,451	$ 721,068	$ (98,334)	$ 1,652,819
Balance, shares at Dec. 31, 2019	14,333,334